Distribution Date:	10/18/21	JPMDB Commercial Mortgage Securities Trust 2017-C7
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2017-C7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, | New York, NY 10179
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5-6
			askmidlandls.com	(913) 253-9000
Additional Information	7
			A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	9		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	10-14		A Division of PNC Bank, N.A.,10851 Mastin Street, Suite 700 | Overland Park, KS 66210
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			Don Simon	(203) 660-6100
Principal Prepayment Detail	19		375 North French Road,Suite 100 | Amherst, NY 14228
Historical Detail	20	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	23
		Directing Certificateholder	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	24		-
Modified Loan Detail	25		, | ,
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	46648KAQ9	2.080800%	27,657,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46648KAR7	3.124700%	54,016,000.00	34,192,121.05	558,973.49	89,033.43	0.00	0.00	648,006.92	33,633,147.56	31.40%	30.00%
A-3	46648KAS5	3.047700%	60,700,000.00	60,700,000.00	0.00	154,162.83	0.00	0.00	154,162.83	60,700,000.00	31.40%	30.00%
A-4	46648KAT3	3.146700%	275,000,000.00	275,000,000.00	0.00	721,118.75	0.00	0.00	721,118.75	275,000,000.00	31.40%	30.00%
A-5	46648KAU0	3.409200%	287,683,000.00	287,683,000.00	0.00	817,307.40	0.00	0.00	817,307.40	287,683,000.00	31.40%	30.00%
A-SB	46648KAV8	3.241900%	47,404,000.00	47,404,000.00	0.00	128,065.86	0.00	0.00	128,065.86	47,404,000.00	31.40%	30.00%
A-S	46648KAY2	3.712500%	104,807,000.00	104,807,000.00	0.00	324,246.66	0.00	0.00	324,246.66	104,807,000.00	21.20%	20.25%
B	46648KAZ9	3.985400%	55,091,000.00	55,091,000.00	0.00	182,966.39	0.00	0.00	182,966.39	55,091,000.00	15.83%	15.13%
C	46648KBA3	4.162995%	45,685,000.00	45,685,000.00	0.00	158,488.71	0.00	0.00	158,488.71	45,685,000.00	11.38%	10.88%
D	46648KAC0	3.000000%	47,029,000.00	47,029,000.00	0.00	117,572.50	0.00	0.00	117,572.50	47,029,000.00	6.80%	6.50%
E-RR	46648KAF3	4.162995%	21,499,000.00	21,499,000.00	0.00	74,583.53	0.00	0.00	74,583.53	21,499,000.00	4.71%	4.50%
F-RR	46648KAH9	4.162995%	12,093,000.00	12,093,000.00	0.00	41,952.59	0.00	0.00	41,952.59	12,093,000.00	3.53%	3.37%
G-RR*	46648KAK2	4.162995%	36,279,296.00	36,279,296.00	0.00	129,332.49	0.00	0.00	129,332.49	36,279,296.00	0.00%	0.00%
R	46648KAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46648KAP1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR	N/A	4.162995%	30,389,999.99	29,047,655.78	15,802.88	100,869.26	0.00	0.00	116,672.14	29,031,852.90	0.00%	0.00%
Interest
Regular SubTotal			1,105,333,295.99	1,056,510,072.83	574,776.37	3,039,700.40	0.00	0.00	3,614,476.77	1,055,935,296.46

Notional Certificates
X-A	46648KAW6	0.852588%	857,267,000.00	809,786,121.04	0.00	575,345.04	0.00	0.00	575,345.04	809,227,147.56
X-B	46648KAX4	0.097086%	100,776,000.00	100,776,000.00	0.00	8,153.26	0.00	0.00	8,153.26	100,776,000.00
X-D	46648KAA4	1.162995%	47,029,000.00	47,029,000.00	0.00	45,578.76	0.00	0.00	45,578.76	47,029,000.00
Notional SubTotal			1,005,072,000.00	957,591,121.04	0.00	629,077.06	0.00	0.00	629,077.06	957,032,147.56

Deal Distribution Total					574,776.37	3,668,777.46	0.00	0.00	4,243,553.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46648KAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46648KAR7	632.99987133	10.34829476	1.64827884	0.00000000	0.00000000	0.00000000	0.00000000	11.99657361	622.65157657
A-3	46648KAS5	1,000.00000000	0.00000000	2.53975008	0.00000000	0.00000000	0.00000000	0.00000000	2.53975008	1,000.00000000
A-4	46648KAT3	1,000.00000000	0.00000000	2.62225000	0.00000000	0.00000000	0.00000000	0.00000000	2.62225000	1,000.00000000
A-5	46648KAU0	1,000.00000000	0.00000000	2.84099999	0.00000000	0.00000000	0.00000000	0.00000000	2.84099999	1,000.00000000
A-SB	46648KAV8	1,000.00000000	0.00000000	2.70158341	0.00000000	0.00000000	0.00000000	0.00000000	2.70158341	1,000.00000000
A-S	46648KAY2	1,000.00000000	0.00000000	3.09375004	0.00000000	0.00000000	0.00000000	0.00000000	3.09375004	1,000.00000000
B	46648KAZ9	1,000.00000000	0.00000000	3.32116662	0.00000000	0.00000000	0.00000000	0.00000000	3.32116662	1,000.00000000
C	46648KBA3	1,000.00000000	0.00000000	3.46916296	0.00000000	0.00000000	0.00000000	0.00000000	3.46916296	1,000.00000000
D	46648KAC0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	46648KAF3	1,000.00000000	0.00000000	3.46916275	0.00000000	0.00000000	0.00000000	0.00000000	3.46916275	1,000.00000000
F-RR	46648KAH9	1,000.00000000	0.00000000	3.46916315	0.00000000	0.00000000	0.00000000	0.00000000	3.46916315	1,000.00000000
G-RR	46648KAK2	1,000.00000000	0.00000000	3.56491179	(0.09574910)	4.14727370	0.00000000	0.00000000	3.56491179	1,000.00000000
R	46648KAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46648KAP1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	955.82941065	0.52000263	3.31915959	(0.00323166)	0.14020237	0.00000000	0.00000000	3.83916223	955.30940801

Notional Certificates
X-A	46648KAW6	944.61366300	0.00000000	0.67113868	0.00000000	0.00000000	0.00000000	0.00000000	0.67113868	943.96162171
X-B	46648KAX4	1,000.00000000	0.00000000	0.08090478	0.00000000	0.00000000	0.00000000	0.00000000	0.08090478	1,000.00000000
X-D	46648KAA4	1,000.00000000	0.00000000	0.96916286	0.00000000	0.00000000	0.00000000	0.00000000	0.96916286	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	09/01/21 - 09/30/21	30	0.00	89,033.43	0.00	89,033.43	0.00	0.00	0.00	89,033.43	0.00
A-3	09/01/21 - 09/30/21	30	0.00	154,162.83	0.00	154,162.83	0.00	0.00	0.00	154,162.83	0.00
A-4	09/01/21 - 09/30/21	30	0.00	721,118.75	0.00	721,118.75	0.00	0.00	0.00	721,118.75	0.00
A-5	09/01/21 - 09/30/21	30	0.00	817,307.40	0.00	817,307.40	0.00	0.00	0.00	817,307.40	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	128,065.86	0.00	128,065.86	0.00	0.00	0.00	128,065.86	0.00
X-A	09/01/21 - 09/30/21	30	0.00	575,345.04	0.00	575,345.04	0.00	0.00	0.00	575,345.04	0.00
X-B	09/01/21 - 09/30/21	30	0.00	8,153.26	0.00	8,153.26	0.00	0.00	0.00	8,153.26	0.00
X-D	09/01/21 - 09/30/21	30	0.00	45,578.76	0.00	45,578.76	0.00	0.00	0.00	45,578.76	0.00
A-S	09/01/21 - 09/30/21	30	0.00	324,246.66	0.00	324,246.66	0.00	0.00	0.00	324,246.66	0.00
B	09/01/21 - 09/30/21	30	0.00	182,966.39	0.00	182,966.39	0.00	0.00	0.00	182,966.39	0.00
C	09/01/21 - 09/30/21	30	0.00	158,488.71	0.00	158,488.71	0.00	0.00	0.00	158,488.71	0.00
D	09/01/21 - 09/30/21	30	0.00	117,572.50	0.00	117,572.50	0.00	0.00	0.00	117,572.50	0.00
E-RR	09/01/21 - 09/30/21	30	0.00	74,583.53	0.00	74,583.53	0.00	0.00	0.00	74,583.53	0.00
F-RR	09/01/21 - 09/30/21	30	0.00	41,952.59	0.00	41,952.59	0.00	0.00	0.00	41,952.59	0.00
G-RR	09/01/21 - 09/30/21	30	153,401.70	125,858.79	0.00	125,858.79	(3,473.71)	0.00	0.00	129,332.49	150,460.17
VRR Interest	09/01/21 - 09/30/21	30	4,343.89	100,771.05	0.00	100,771.05	(98.21)	0.00	0.00	100,869.26	4,260.75
Totals			157,745.59	3,665,205.55	0.00	3,665,205.55	(3,571.92)	0.00	0.00	3,668,777.46	154,720.92

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
VRR-A1 (Cert)	N/A	N/A	781,898.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A1 (Exch)	N/A	N/A	781,898.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2 (Cert)	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2 (Exch)	N/A	4.162995%	1,527,100.31	966,654.30	15,802.88	3,353.48	0.00	0.00	19,156.36	950,851.42
VRR-A3 (Cert)	N/A	N/A	1,716,065.40	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A3 (Exch)	N/A	4.162995%	1,716,065.40	1,716,065.40	0.00	5,953.31	0.00	0.00	5,953.31	1,716,065.40
VRR-A4 (Cert)	N/A	N/A	7,774,596.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A4 (Exch)	N/A	4.162995%	7,774,596.14	7,774,596.14	0.00	26,971.34	0.00	0.00	26,971.34	7,774,596.14
VRR-A5 (Cert)	N/A	N/A	8,133,160.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A5 (Exch)	N/A	4.162995%	8,133,160.51	8,133,160.51	0.00	28,215.26	0.00	0.00	28,215.26	8,133,160.51
VRR-ASB (Cert)	N/A	N/A	1,340,170.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-ASB (Exch)	N/A	4.162995%	1,340,170.75	1,340,170.75	0.00	4,649.27	0.00	0.00	4,649.27	1,340,170.75
VRR-AS (Cert)	N/A	N/A	2,963,025.81	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-AS (Exch)	N/A	4.162995%	2,963,025.81	2,963,025.81	0.00	10,279.22	0.00	0.00	10,279.22	2,963,025.81
VRR-B (Cert)	N/A	N/A	1,557,491.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-B (Exch)	N/A	4.162995%	1,557,491.91	1,557,491.91	0.00	5,403.19	0.00	0.00	5,403.19	1,557,491.91
VRR-C (Cert)	N/A	N/A	1,291,572.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-C (Exch)	N/A	4.162995%	1,291,572.45	1,291,572.45	0.00	4,480.68	0.00	0.00	4,480.68	1,291,572.45
VRR-D (Cert)	N/A	N/A	1,329,569.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-D (Exch)	N/A	4.162995%	1,329,569.03	1,329,569.03	0.00	4,612.49	0.00	0.00	4,612.49	1,329,569.03
VRR-E (Cert)	N/A	N/A	607,803.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-E (Exch)	N/A	4.162995%	607,803.79	607,803.79	0.00	2,108.57	0.00	0.00	2,108.57	607,803.79
VRR-F (Cert)	N/A	N/A	341,884.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-F (Exch)	N/A	4.162995%	341,884.33	341,884.33	0.00	1,186.05	0.00	0.00	1,186.05	341,884.33
VRR-G (Cert)	N/A	N/A	1,025,661.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-G (Exch)	N/A	4.162995%	1,025,661.36	1,025,661.36	0.00	3,656.39	0.00	0.00	3,656.39	1,025,661.36
Regular Interest Total			60,779,999.98	29,047,655.78	15,802.88	100,869.25	0.00	0.00	116,672.13	29,031,852.90
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
VRR-A1	N/A	N/A	1,527,100.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR-A2	N/A	4.162995%	1,527,100.31	966,654.30	15,802.88	3,353.48	0.00	0.00	19,156.36	950,851.42
VRR-A3	N/A	4.162995%	1,716,065.40	1,716,065.40	0.00	5,953.31	0.00	0.00	5,953.31	1,716,065.40
VRR-A4	N/A	4.162995%	7,774,596.14	7,774,596.14	0.00	26,971.34	0.00	0.00	26,971.34	7,774,596.14
VRR-A5	N/A	4.162995%	8,133,160.51	8,133,160.51	0.00	28,215.26	0.00	0.00	28,215.26	8,133,160.51

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
VRR-ASB	N/A	4.162995%	1,340,170.75	1,340,170.75	0.00	4,649.27	0.00	0.00	4,649.27	1,340,170.75
VRR-AS	N/A	4.162995%	2,963,025.81	2,963,025.81	0.00	10,279.22	0.00	0.00	10,279.22	2,963,025.81
VRR-B	N/A	4.162995%	1,557,491.91	1,557,491.91	0.00	5,403.19	0.00	0.00	5,403.19	1,557,491.91
VRR-C	N/A	4.162995%	1,291,572.45	1,291,572.45	0.00	4,480.68	0.00	0.00	4,480.68	1,291,572.45
VRR-D	N/A	4.162995%	1,329,569.03	1,329,569.03	0.00	4,612.49	0.00	0.00	4,612.49	1,329,569.03
VRR-E	N/A	4.162995%	607,803.79	607,803.79	0.00	2,108.57	0.00	0.00	2,108.57	607,803.79
VRR-F	N/A	4.162995%	341,884.33	341,884.33	0.00	1,186.05	0.00	0.00	1,186.05	341,884.33
VRR-G	N/A	4.162995%	1,025,661.36	1,025,661.36	0.00	3,656.39	0.00	0.00	3,656.39	1,025,661.36
Exchangeable Certificates Total			31,135,202.10	29,047,655.78	15,802.88	100,869.25	0.00	0.00	116,672.13	29,031,852.90

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 6 of 29

Additional Information
Total Available Distribution Amount (1)	4,243,553.83
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,679,376.19	Master Servicing Fee	5,906.20
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,634.72
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	440.21
ARD Interest	0.00	Operating Advisor Fee	1,838.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	352.17
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,679,376.19	Total Fees	14,171.57

Principal		Expenses/Reimbursements
Scheduled Principal	574,776.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(10,004.94)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,432.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	574,776.37	Total Expenses/Reimbursements	(3,572.83)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,668,777.46
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	574,776.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,243,553.83
Total Funds Collected	4,254,152.56	Total Funds Distributed	4,254,152.57

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,056,510,073.02	1,056,510,073.02	Beginning Certificate Balance	1,056,510,072.83
(-) Scheduled Principal Collections	574,776.37	574,776.37	(-) Principal Distributions	574,776.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,055,935,296.65	1,055,935,296.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,056,928,976.38	1,056,928,976.38	Ending Certificate Balance	1,055,935,296.46
Ending Actual Collateral Balance	1,056,308,359.24	1,056,308,359.24

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.19)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.19)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.16%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP
	9,999,999 or less	10	61,229,162.15	5.80%	64	4.6737	2.075520	1.24 or less	7	116,688,438.79	11.05%	66	4.4828	0.818890
10,000,000 to 19,999,999		9	113,423,811.75	10.74%	65	4.3542	2.000524	1.25 to 1.49	6	157,199,176.71	14.89%	70	4.3505	1.429901
20,000,000 to 24,999,999		4	85,564,907.26	8.10%	55	4.3954	1.953948	1.50 to 1.74	4	105,531,495.80	9.99%	69	4.5408	1.715880
25,000,000 to 49,999,999		18	569,217,415.49	53.91%	70	4.1715	2.199190	1.75 to 1.99	3	51,864,079.52	4.91%	71	4.7801	1.816268
	50,000,000 or greater	4	219,000,000.00	20.74%	62	3.9050	2.660502	2.00 or greater	25	617,152,105.83	58.45%	64	3.9726	2.851863
	Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586	Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP	North Carolina	2	1,172,046.70	0.11%	54	4.1351	2.128872
Alabama	3	4,320,930.92	0.41%	58	4.2143	2.670101	Ohio	10	45,034,352.56	4.26%	69	4.6272	1.497559
Arizona	2	3,316,351.84	0.31%	41	3.7946	3.039881	Oklahoma	3	940,884.03	0.09%	57	4.2055	1.940413
Arkansas	5	10,884,384.58	1.03%	70	4.6091	1.999270	Oregon	1	1,071,248.74	0.10%	68	4.4860	1.190000
California	22	203,580,273.40	19.28%	70	3.9177	2.991446	Pennsylvania	5	12,963,730.64	1.23%	67	4.4669	1.764723
Connecticut	4	62,131,396.75	5.88%	67	4.0390	2.597668	Rhode Island	1	4,764,716.84	0.45%	66	5.3060	1.720000
Delaware	3	4,631,589.60	0.44%	70	4.2440	2.960000	South Carolina	2	568,833.65	0.05%	32	3.5628	3.660000
Florida	7	25,888,923.62	2.45%	48	4.3748	2.184417	Texas	40	154,782,202.86	14.66%	68	4.4890	1.538854
Georgia	4	17,994,057.64	1.70%	70	4.3700	2.891107	Utah	1	6,815,717.28	0.65%	70	4.2440	2.960000
Illinois	5	27,610,566.10	2.61%	26	4.3230	1.962765	Virginia	6	11,620,959.07	1.10%	60	4.7121	2.025978
Indiana	8	24,257,377.39	2.30%	60	4.2001	2.187778	Washington	3	12,979,631.91	1.23%	70	4.5134	1.809933
Iowa	1	420,650.10	0.04%	32	3.5628	3.660000	Washington, DC	1	64,000,000.00	6.06%	73	3.6000	3.150000
Kansas	1	1,453,318.59	0.14%	71	3.7025	1.480000	Wisconsin	4	3,422,867.95	0.32%	37	3.6787	3.350022
Kentucky	5	23,335,917.60	2.21%	70	4.2531	2.893630	Wyoming	1	498,501.87	0.05%	68	4.4860	1.190000
Louisiana	5	19,040,891.47	1.80%	69	4.6883	1.818136	Totals	198	1,055,935,296.65	100.00%	66	4.1790	2.262586
Maine	1	4,370,731.46	0.41%	71	5.0400	1.380000
									Property Type³
Maryland	4	30,139,198.47	2.85%	64	4.4108	1.940343
Massachusetts	6	66,540,130.35	6.30%	71	4.6352	1.615161		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	6	7,796,596.98	0.74%	43	3.8523	2.885482		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	4	3,392,090.78	0.32%	43	3.8350	2.931747	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP
Missouri	4	3,120,597.54	0.30%	46	3.6117	2.896536	Industrial	50	190,338,053.57	18.03%	63	4.4072	2.432540
Nevada	2	5,598,305.62	0.53%	68	3.6907	1.663533	Lodging	82	203,138,426.51	19.24%	67	4.5701	1.418154
New Hampshire	1	3,928,455.58	0.37%	71	5.0400	1.380000	Mixed Use	5	122,212,786.09	11.57%	66	3.9113	2.031750
New Jersey	5	24,218,437.08	2.29%	69	4.5748	1.628411	Multi-Family	2	47,429,975.83	4.49%	72	4.8873	1.976874
New York	9	149,585,495.60	14.17%	67	3.8021	2.094062	Office	26	352,548,251.79	33.39%	68	3.8076	2.981416
							Retail	10	71,200,000.00	6.74%	53	4.7535	1.689284
							Self Storage	22	61,324,869.38	5.81%	71	3.7025	1.480000
							Totals	198	1,055,935,296.65	100.00%	66	4.1790	2.262586

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP
	3.99999% or less	14	431,267,802.86	40.84%	66	3.6577	2.872260	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	13	266,351,962.70	25.22%	63	4.2819	2.076509	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	14	291,461,301.51	27.60%	70	4.6731	1.623975	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	4	59,354,229.58	5.62%	64	5.1524	1.525154	37 months to 48 months	6	157,855,094.26	14.95%	62	4.3063	2.441265
	Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586	49 months or greater	39	890,580,202.39	84.34%	67	4.1613	2.212355
								Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP
	84 months or less	45	1,048,435,296.65	99.29%	66	4.1832	2.246820	Interest Only	20	527,767,500.00	49.98%	64	3.9711	2.603532
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	356 months or less	25	520,667,796.65	49.31%	69	4.3982	1.885244
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586	Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	7,500,000.00	0.71%	70	3.5970	NAP				None
Underwriter's Information		2	67,015,115.65	6.35%	70	4.5120	1.565162
	12 months or less	42	956,855,273.74	90.62%	66	4.1466	2.299101
	13 months to 24 months	1	24,564,907.26	2.33%	70	4.7100	2.070000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	46	1,055,935,296.65	100.00%	66	4.1790	2.262586
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A1	30313220	OF	Sunnyvale	CA	Actual/360	3.636%	121,216.67	0.00	0.00	N/A	08/06/27	--	40,000,000.00	40,000,000.00	10/06/21
1A2	30313221				Actual/360	3.636%	90,912.50	0.00	0.00	N/A	08/06/27	--	30,000,000.00	30,000,000.00	10/06/21
2A1	30313224	SS	Various	Various	Actual/360	3.703%	82,485.42	70,979.41	0.00	09/06/27	09/06/37	--	26,733,966.10	26,662,986.69	10/06/21
2A2	30313225				Actual/360	3.703%	107,978.30	91,525.98	0.00	09/06/27	09/06/37	--	34,996,342.15	34,904,816.17	10/06/21
3	30313228	OF	Washington	DC	Actual/360	3.600%	192,000.00	0.00	0.00	N/A	11/01/27	--	64,000,000.00	64,000,000.00	10/01/21
4A2	30313233	IN	Various	Various	Actual/360	4.244%	106,100.00	0.00	0.00	N/A	08/01/27	--	30,000,000.00	30,000,000.00	10/01/21
4A3	30313234				Actual/360	4.244%	106,100.00	0.00	0.00	N/A	08/01/27	--	30,000,000.00	30,000,000.00	10/01/21
5	30298716	LO	Various	Various	Actual/360	4.530%	207,625.00	0.00	0.00	N/A	07/06/27	--	55,000,000.00	55,000,000.00	10/06/21
6A1-B	30313235	OF	Stamford	CT	Actual/360	4.088%	93,338.10	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	10/01/21
6A1-C	30313236				Actual/360	4.088%	93,338.10	0.00	0.00	N/A	07/01/27	--	27,400,000.00	27,400,000.00	10/01/21
7	30313237	MU	New York	NY	Actual/360	3.950%	164,583.33	0.00	0.00	N/A	08/01/27	--	50,000,000.00	50,000,000.00	10/01/21
8	30312636	Various Various		Various	Actual/360	3.563%	148,451.25	0.00	0.00	N/A	06/05/24	--	50,000,000.00	50,000,000.00	10/05/21
9A-14	30312657	LO	Various	Various	Actual/360	4.486%	44,177.75	0.00	0.00	N/A	06/01/27	--	11,817,500.00	11,817,500.00	10/01/21
9A-2-2	30298847				Actual/360	4.486%	56,075.00	0.00	0.00	N/A	06/01/27	--	15,000,000.00	15,000,000.00	10/01/21
9A-9	30312652				Actual/360	4.486%	74,766.67	0.00	0.00	N/A	06/01/27	--	20,000,000.00	20,000,000.00	10/01/21
10A-2-A2	30313239	MU	New York	NY	Actual/360	3.430%	29,155.00	0.00	0.00	N/A	06/09/27	--	10,200,000.00	10,200,000.00	10/08/21
10A2-C2-
	30313241				Actual/360	3.430%	14,291.67	0.00	0.00	N/A	06/09/27	--	5,000,000.00	5,000,000.00	10/08/21
2B
10A-2-A3	30313240				Actual/360	3.430%	85,750.00	0.00	0.00	N/A	06/09/27	--	30,000,000.00	30,000,000.00	10/08/21
11	30313242	IN	Various	OH	Actual/360	4.660%	163,240.97	69,065.38	0.00	N/A	08/06/27	--	42,036,301.73	41,967,236.35	10/06/21
12	30313243	MF	Austin	TX	Actual/360	4.886%	175,081.67	0.00	0.00	N/A	10/01/27	--	43,000,000.00	43,000,000.00	10/01/21
13	30313244	IN	Worcester	MA	Actual/360	4.900%	142,916.67	0.00	0.00	N/A	09/06/27	--	35,000,000.00	35,000,000.00	10/06/21
14	30313245	LO	Irving	TX	Actual/360	4.572%	120,872.23	52,858.37	0.00	N/A	08/06/27	--	31,724,994.64	31,672,136.27	05/06/21
15	30313246	OF	New York	NY	Actual/360	3.669%	97,850.67	0.00	0.00	N/A	06/01/27	--	32,000,000.00	32,000,000.00	10/01/21
16	30313247	RT	Various	Various	Actual/360	5.040%	134,400.00	0.00	0.00	09/08/27	09/08/31	--	32,000,000.00	32,000,000.00	10/08/21
17	30313249	OF	Dallas	TX	Actual/360	4.143%	93,918.29	40,619.53	0.00	N/A	08/06/27	--	27,202,980.24	27,162,360.71	10/06/21
18	30313250	OF	Rancho Cordova	CA	Actual/360	4.264%	89,159.41	43,885.75	0.00	N/A	08/06/27	--	25,091,765.05	25,047,879.30	10/06/21
19	30299102	LO	Various	Various	Actual/360	4.710%	96,547.81	33,261.95	0.00	N/A	08/06/27	--	24,598,169.21	24,564,907.26	05/06/21
20	30313253	OF	Irvine	CA	Actual/360	3.616%	75,333.33	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
21	30313254	RT	Chicago	IL	Actual/360	4.450%	77,875.00	0.00	0.00	N/A	10/01/22	--	21,000,000.00	21,000,000.00	10/01/21
22	30313255	OF	Cupertino	CA	Actual/360	3.861%	64,350.00	0.00	0.00	N/A	06/01/27	--	20,000,000.00	20,000,000.00	10/01/21
23	30313256	MU	Indianapolis	IN	Actual/360	4.450%	51,991.20	27,859.02	0.00	N/A	10/06/27	--	14,020,099.61	13,992,240.59	10/06/21
24	30298577	LO	Truckee	CA	Actual/360	4.500%	52,267.02	23,735.78	0.00	N/A	06/06/27	--	13,937,873.28	13,914,137.50	10/06/21
25	30313258	OF	Irvine	CA	Actual/360	3.616%	40,680.00	0.00	0.00	N/A	08/01/27	--	13,500,000.00	13,500,000.00	10/01/21
26	30313259	LO	St Petersburg	FL	Actual/360	4.340%	47,297.02	18,957.95	0.00	N/A	07/01/24	--	13,077,515.70	13,058,557.75	10/01/21
28	30313265	IN	Various	Various	Actual/360	5.306%	50,894.47	18,869.70	0.00	N/A	04/06/27	--	11,510,245.61	11,491,375.91	10/06/21
29	30313266	RT	Olympia	WA	Actual/360	4.520%	39,361.67	0.00	0.00	N/A	09/06/27	--	10,450,000.00	10,450,000.00	10/06/21
30	30313267	LO	Amarillo	TX	Actual/360	5.352%	41,371.09	19,641.19	0.00	N/A	10/01/27	--	9,276,028.88	9,256,387.69	10/01/21
31	30313268	LO	Rome	GA	Actual/360	4.500%	33,261.28	14,873.82	0.00	N/A	09/01/27	--	8,869,673.86	8,854,800.04	10/01/21
33	30313270	RT	New Orleans	LA	Actual/360	4.708%	30,405.83	0.00	0.00	N/A	07/06/27	--	7,750,000.00	7,750,000.00	10/06/21
34	30313271	IN	Oakland	CA	Actual/360	3.597%	22,481.25	0.00	0.00	N/A	08/06/27	--	7,500,000.00	7,500,000.00	10/06/21
35	30313272	MU	Poughkeepsie	NY	Actual/360	5.150%	28,395.39	9,935.65	0.00	N/A	10/01/22	--	6,616,401.63	6,606,465.98	10/01/21
36	30298765	MU	Winter Park	FL	Actual/360	4.550%	24,360.78	10,742.09	0.00	N/A	08/06/27	--	6,424,821.61	6,414,079.52	10/06/21
37	30298944	OF	Dallas	TX	Actual/360	4.500%	21,007.12	9,394.00	0.00	N/A	09/06/27	--	5,601,899.09	5,592,505.09	10/06/21
39	30313274	IN	Houston	TX	Actual/360	4.490%	16,766.22	7,526.16	0.00	N/A	09/06/27	--	4,480,950.51	4,473,424.35	10/06/21
40	30313275	MF	San Francisco	CA	Actual/360	4.900%	18,118.02	7,091.50	0.00	N/A	06/06/27	--	4,437,067.33	4,429,975.83	10/06/21
41	30313276	IN	Sylacauga	AL	Actual/360	4.550%	10,827.02	3,953.14	0.00	09/06/27	09/06/35	--	2,855,476.79	2,851,523.65	10/06/21
Totals							3,679,376.19	574,776.37	0.00				1,056,510,073.02	1,055,935,296.65
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	125,765,422.30	148,536,616.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2	125,765,422.30	148,536,616.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	19,556,359.52	21,740,106.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	19,556,359.52	21,740,106.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	22,807,703.44	23,553,770.36	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	13,801,132.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	13,801,132.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,127,360.69	6,160,636.61	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-B	19,969,394.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1-C	19,969,394.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	7,071,354.11	7,182,159.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	52,874,485.48	12,832,320.54	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-14	24,623,137.72	38,813,063.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2-2	24,623,137.72	38,813,063.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	19,228.04	0.00
9A-9	24,623,137.72	38,813,063.39	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A2	176,389,397.20	173,404,667.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-A3	176,389,397.20	173,404,667.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A2-C2-2B	176,389,397.20	173,404,667.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,855,310.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,850,972.62	8,853,151.10	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,446,669.55	3,192,050.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,668,824.54	146,342.64	01/01/21	06/30/21	--	0.00	0.00	173,323.46	867,976.75	0.00	0.00
15	217,953,712.90	205,010,693.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	5,719,181.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,516,211.08	2,112,089.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,142,871.18	1,400,137.39	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	10/12/21	0.00	11,324.04	139,562.57	637,200.74	0.00	0.00
20	3,411,595.97	3,925,542.90	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	4,355,602.86	4,491,098.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,232,255.39	4,324,007.66	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,559,863.48	2,709,593.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,234,434.08	1,289,738.14	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,770,228.26	2,540,839.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	479,242.91	1,891,483.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	5,292,490.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	3,684,567.68	3,759,367.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,156,587.26	3,210,947.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,112,829.56	1,759,433.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	577,947.54	514,387.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,909,616.20	2,482,654.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,322,233.24	1,544,498.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	921,865.98	1,479,841.42	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	566,037.09	636,222.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	390,510.94	362,293.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	383,936.66	383,272.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	1,332,618,723.62	1,284,955,216.02				0.00	11,324.04	312,886.03	1,505,177.49	19,228.04	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	56,237,043.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179006%	4.162910%	66
09/17/21	0	0.00	0	0.00	2	56,323,163.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179091%	4.162994%	67
08/17/21	0	0.00	1	31,773,632.45	1	24,628,091.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179165%	4.163068%	68
07/16/21	1	31,822,079.52	0	0.00	1	24,657,893.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179239%	4.163142%	69
06/17/21	0	0.00	0	0.00	1	24,690,791.40	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179322%	4.163225%	70
05/17/21	0	0.00	0	0.00	1	24,720,339.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.179395%	4.163297%	71
04/16/21	1	31,974,329.21	0	0.00	1	24,752,993.84	0	0.00	0	0.00	0	0.00	0	0.00	1	5,692,152.51	4.179477%	4.163379%	72
03/17/21	0	0.00	0	0.00	1	24,782,290.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.185268%	4.169173%	73
02/18/21	0	0.00	1	32,081,637.54	1	24,821,172.29	0	0.00	0	0.00	0	0.00	0	0.00	1	12,500,000.00	4.185375%	4.169279%	74
01/15/21	1	32,128,876.75	1	12,500,000.00	1	24,850,193.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195381%	4.179293%	74
12/17/20	1	12,500,000.00	0	0.00	1	24,879,098.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.195450%	4.179362%	75
11/18/20	0	0.00	0	0.00	2	57,138,008.57	0	0.00	0	0.00	0	0.00	0	0.00	1	8,781,186.01	4.195528%	4.179440%	76
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	30313245	05/06/21	4	6	173,323.46	867,976.75	5,071.50	31,922,420.80	07/01/20	1
19	30299102	05/06/21	4	3	139,562.57	637,200.74	0.00	24,687,685.32	05/13/20	9
Totals					312,886.03	1,505,177.49	5,071.50	56,610,106.12
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 – Bankruptcy[		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		27,606,466	27,606,466		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		63,058,558	63,058,558		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		965,270,273	909,033,229	56,237,044		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,055,935,297	999,698,253	0	0	56,237,044	0
Sep-21	1,056,510,073	1,000,186,909	0	0	56,323,164	0
Aug-21	1,057,044,500	1,000,642,776	0	31,773,632	24,628,092	0
Jul-21	1,057,576,943	1,001,096,971	31,822,080	0	24,657,893	0
Jun-21	1,058,145,819	1,033,455,028	0	0	24,690,791	0
May-21	1,058,674,172	1,033,953,832	0	0	24,720,340	0
Apr-21	1,059,239,103	1,002,511,780	31,974,329	0	24,752,994	0
Mar-21	1,065,455,547	1,040,673,256	0	0	24,782,291	0
Feb-21	1,066,103,779	1,009,200,969	0	32,081,638	24,821,172	0
Jan-21	1,079,131,066	1,009,651,995	32,128,877	12,500,000	24,850,194	0
Dec-20	1,079,656,391	1,042,277,293	12,500,000	0	24,879,098	0
Nov-20	1,080,219,462	1,023,081,453	0	0	57,138,009	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	30313245	31,672,136.27	31,922,420.80	46,000,000.00	06/07/17	(97,616.72)	(0.05000)	06/30/21	08/06/27	309
19	30299102	24,564,907.26	24,687,685.32	75,000,000.00	04/01/21	6,414,249.00	2.07000	12/31/19	08/06/27	311
Totals		56,237,043.53	56,610,106.12	121,000,000.00		6,316,632.28

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	30313245	LO	TX	07/01/20	1

COVID Relief Request. 10/04/2021: Loan transferred to Special Servicing on 07/01/2020 due to being over 60 days delinquent. Loan was due for the April 2020 debt service payment at time of transfer. The loan is secured by a 302 key full-

service hotel in Irving, TX. Legal counsel has been engaged and a default letter and notice to mezz lender were sent on 07/24/2020. Modification terms have been agreed to and approved and documentation is in process with closing expected to occur by the end of the mont h.

19	30299102	LO	Various	05/13/20	9
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30298716	55,000,000.00	4.53000%	55,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
9A-14	30312657	11,817,500.00	4.48600%	11,817,500.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-2-2	30298847	15,000,000.00	4.48600%	15,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
9A-9	30312652	20,000,000.00	4.48600%	20,000,000.00	4.48600%	8	08/31/20	09/01/20	09/08/20
30	30313267	9,567,862.28	5.35200%	9,567,862.28	5.35200%	8	05/19/20	06/01/20	05/29/20
31	30313268	9,091,515.86	4.50000%	9,091,515.86	4.50000%	10	04/30/20	05/01/20	04/30/20
Totals		120,476,878.14		120,476,878.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	30313260 02/18/21	12,500,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		12,500,000.00	21,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	30313260	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	6,609.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	(177.26)	0.00	0.00	(10,004.94)	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,432.11	0.00	0.00	(10,004.94)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(3,572.83)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "Special Notices" tab for the JPMDB 2017-C7 transaction, certain Information provided to the Certificate

Administrator regarding compliance with the Credit Risk Retention Rules. Investors should refer to theCertificate Administrator's website for all such information.
Non-Retained Certificate & Retained Certificate Funds Reporting
Non-Retained Certificate Available Funds (1) = 3,881,013.07; Retained Certificate Available Funds (1) = 362,540.75

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 29 of 29